The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
1
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Common Stock - 93.7%
Communication Services - 9.1%
3,082 Alphabet, Inc., Class A
(a)
$ 8,572,121
2,251 Alphabet, Inc., Class C
(a)
6,287,020
14,859,141
Consumer Discretionary - 10.4%
35,760 Aptiv PLC
(a)
4,280,830
98,520 Comcast Corp., Class A 4,612,706
109,550 General Motors Co.
(a)
4,791,717
56,513 Restaurant Brands International, Inc. 3,299,794
16,985,047
Consumer Staples - 10.1%
63,600 Molson Coors Beverage Co., Class B 3,394,968
81,940 Mondelez International, Inc., Class A 5,144,193
49,750 Nestle SA, ADR 6,472,475
38,397 US Foods Holding Corp.
(a)
1,444,879
16,456,515
Financials - 16.5%
15,320 Aon PLC, Class A 4,988,652
11,720 Berkshire Hathaway, Inc., Class B
(a)
4,136,105
36,970 Chubb, Ltd. 7,907,883
42,950 Intercontinental Exchange, Inc. 5,674,554
31,610 JPMorgan Chase & Co. 4,309,075
27,016,269
Health Care - 8.3%
15,000 Danaher Corp. 4,399,950
136,774 Tabula Rasa HealthCare, Inc.
(a)
787,818
14,100 Thermo Fisher Scientific, Inc. 8,328,165
13,515,933
Industrials - 0.9%
102,061 BrightView Holdings, Inc.
(a)
1,389,050
Information - 30.6%
20,720 Analog Devices, Inc. 3,422,530
46,920 Apple, Inc. 8,192,701
87,110 CDK Global, Inc. 4,240,515
39,990 Fiserv, Inc.
(a)
4,054,986
27,329 Global Payments, Inc. 3,739,700
54,610 Microsoft Corp. 16,836,809
59,860 Oracle Corp. 4,952,218
40,581 VMware, Inc., Class A 4,620,959
50,060,418
Materials - 5.0%
61,030 Berry Global Group, Inc.
(a)
3,537,299
37,223 Crown Holdings, Inc. 4,656,225
8,193,524
Real Estate - 2.8%
28,530 Prologis, Inc. REIT 4,607,025
Total Common Stock (Cost $68,017,019) 153,082,922
Shares Security Description Value
Money Market Fund - 5.6%
9,210,734 First American Treasury Obligations Fund,
Class X, 0.01%
(b)
(Cost $9,210,734) 9,210,734
Investments, at value - 99.3% (Cost $77,227,753) $ 162,293,656
Other Assets & Liabilities, Net - 0.7% 1,100,872
Net Assets - 100.0% $ 163,394,528
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 153,082,922
Level 2 - Other Significant Observable Inputs 9,210,734
Level 3 - Significant Unobservable Inputs –
Total $ 162,293,656